Segmented Information (Tables)	12 Months Ended
Jul. 31, 2026
Segmented Information [Abstract]
Schedule of Segment Information

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	Years Ended
	July 31,
	2026	2025
Operating costs	$1,515,552	$2,086,889